Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Summary of Consolidated Statement of Financial Position Amounts Relating to Leases

The consolidated statement of financial position discloses the following amounts relating to leases:

	2023	2022
Right-of-use assets
Land and buildings	69,434	87,015
Plant and machinery	18,959	21,583
Total	88,393	108,598
Lease liabilities
Non-current	72,570	82,285
Current	16,432	16,823
Total	89,002	99,108

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2022	138,803	39,277	178,080
Increases	12,989	7,305	20,294
Decreases	(4,594)	(2,499)	(7,093)
Assets held for sale	(38,724)	(10,675)	(49,399)
Exchange differences	(8,361)	(2,883)	(11,244)
At December 31, 2022	100,113	30,525	130,638
Increases	16,700	2,578	19,278
Decreases(1)	(27,255)	(1,775)	(29,030)
Exchange differences	3,015	454	3,469
At December 31, 2023	92,573	31,782	124,355
Accumulated depreciation and impairment
At January 1, 2022	(11,030)	(8,602)	(19,632)
Depreciation	(20,029)	(8,147)	(28,176)
Decreases	(5,094)	215	(4,879)
Impairment(2)	9,688	2,325	12,013
Assets held for sale	12,594	4,230	16,824
Exchange differences	773	1,037	1,810
At December 31, 2022	(13,098)	(8,942)	(22,040)
Depreciation	(8,921)	(5,156)	(14,077)
Decreases	4,687	1,651	6,338
Impairment(3)	(5,355)	—	(5,355)
Exchange differences	(452)	(376)	(828)
At December 31, 2023	(23,139)	(12,823)	(35,962)
Cost, net accumulated depreciation and impairment
At December 31, 2022	87,015	21,583	108,598
At December 31, 2023	69,434	18,959	88,393

(1)
Primarily related to change of lease term due to the decision to discontinue the construction of the new production facility in Peterborough, UK.
(2)
Asset impairment charge related to the YYF Transaction, amounting to $12.0 million. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.
(3)
Includes an asset impairment charge of $3.7 million due to the decision to discontinue the construction of the new production facility in Peterborough, UK.

Summary of Amounts Recognized in Consolidated Statement of Operations	Amounts recognized in the consolidated statement of operations

	2023	2022	2021
Depreciation and impairment charge of right-of-use assets
Land and buildings	(14,276)	(20,029)	(7,507)
Plant and machinery	(5,156)	(8,147)	(4,982)
Total	(19,432)	(28,176)	(12,489)
Interest expense (included in finance expenses)	(6,779)	(8,144)	(5,026)
Expense relating to short-term leases	(454)	(1,302)	(576)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(723)	(310)	(1,605)